Average Annual Total Returns - BrandywineGLOBAL - Alternative Credit Fund	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	(3.24%)
5 Years	3.32%
10 Years		[1]
Since Inception	2.92%
Inception Date	Dec. 02, 2013
Class C
Average Annual Return:
1 Year	(0.75%)
5 Years	3.45%
10 Years		[1]
Since Inception	2.81%
Inception Date	Dec. 02, 2013
Class FI
Average Annual Return:
1 Year	0.93%
5 Years	4.20%
10 Years		[1]
Since Inception	3.53%
Inception Date	Dec. 02, 2013
Class I
Average Annual Return:
1 Year	1.36%
5 Years	4.55%
10 Years		[1]
Since Inception	3.86%
Inception Date	Dec. 02, 2013
Class IS
Average Annual Return:
1 Year	1.34%
5 Years	4.62%
10 Years	6.88%
Class IS | After Taxes on Distributions
Average Annual Return:
1 Year	(0.55%)
5 Years	3.35%
10 Years	5.76%
Class IS | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.74%
5 Years	3.01%
10 Years	5.01%

[1]	N/A